Total
Pacific FundsSM ESG Core Bond
Pacific FundsSM ESG Core Bond
Investment Goal
This Fund seeks total return, consisting of current income and capital appreciation, while giving consideration to certain environmental, social and governance (“ESG”) criteria.
Fees and Expenses of the Fund

The tables that follow describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Pacific FundsSM ESG Core Bond		Class I	Advisor Class
Management Fee	[1]	0.38%	0.38%
Other Expenses	[1]	0.47%	0.47%
Total Annual Fund Operating Expenses	[1]	0.85%	0.85%
Less Expense Reimbursement	[1],[2]	(0.37%)	(0.37%)
Total Annual Fund Operating Expenses after Expense Reimbursement	[1]	0.48%	0.48%
[1]	Expense information has been restated to reflect current fees.
[2]	The investment adviser has agreed to limit certain "Other Expenses" incurred by the Fund that exceed an annual rate of 0.10% for Class I and Advisor Class shares through 7/31/2022. This agreement shall automatically renew for successive one-year terms unless the investment adviser provides written notice of the termination of the agreement at least 10 days prior to the beginning of the next one-year term. The investment adviser may recoup from the Fund amounts reimbursed in future periods, not to exceed three years from the date on which the reimbursement took place, provided that the recoupment, along with the other expenses subject to the expense cap, would be limited to the lesser of: (i) the expense cap in effect at the time of the reimbursement or (ii) the expense cap in effect at the time of recoupment.

Examples

The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. Each Example assumes that you invest $10,000 in the noted share class of the Fund for the time periods indicated, that your investment has a 5% return each year, and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown, except for the expense caps, which are only reflected for the contractual periods. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Your expenses (in dollars) if you SELL your shares at the end of each period.
Expense Example - Pacific FundsSM ESG Core Bond - USD ($)	Class I	Advisor Class
	$ 49	$ 49
3 years	234	234
5 years	435	435
10 years	$ 1,015	$ 1,015

Your expenses (in dollars) if you DON’T SELL your shares at the end of each period.
Expense Example No Redemption - Pacific FundsSM ESG Core Bond - USD ($)	Class I	Advisor Class
1 year	$ 49	$ 49
3 years	234	234
5 years	435	435
10 years	$ 1,015	$ 1,015

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its holdings). For the period of December 14, 2020 (Fund inception) through the fiscal year ended March 31, 2021, the portfolio turnover rate was 26% of the average value of the Fund. A higher portfolio turnover rate reflects a greater number of securities being bought or sold, which may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance.

Principal Investment Strategies

Under normal circumstances, the Fund will invest at least 80% of its assets in debt securities. The Fund primarily invests in a broad range of investment grade debt securities, including corporate bonds, mortgage-related securities, asset-backed securities, debt securities issued by the U.S. government or its related agencies and U.S. dollar-denominated debt securities issued by developed foreign governments and corporations. Under normal circumstances, the Fund may invest up to 65% of its assets in corporate bonds. The Fund may invest up to 30% of its assets in U.S. dollar-denominated debt securities of developed foreign governments and corporations.

The Fund expects to maintain a weighted average duration within two years (plus or minus) of the Bloomberg Barclays US Aggregate Bond Index. Duration is often used to measure a bond’s sensitivity to interest rates. The longer a fund’s duration, the more sensitive it is to interest rate risk. The shorter a fund’s duration, the less sensitive it is to interest rate risk. The duration of the Bloomberg Barclays US Aggregate Bond Index was 6.40 years as of March 31, 2021.

The sub-adviser integrates ESG principles into its investment process for the Fund. Individual investment selection is based on a combination of the sub-adviser’s fundamental research process, the sub-adviser’s ESG exclusions and the sub-adviser’s analysis of ESG metrics provided by independent third party ESG data providers (the ESG exclusions and ESG metrics together, the “ESG Criteria”). These considerations are described below. ESG

Criteria are currently applied only to corporate bonds and securities issued by the U.S. government or its related agencies and debt securities issued by developed foreign governments and corporations and are not currently applied to any other investments outside these security types.

Fundamental Research Process. The sub-adviser’s fundamental research process combines a bottom-up issuer analysis and top-down market assessment. A bottom-up issuer analysis relies upon the sub-adviser’s fundamental research analysis of individual issuers. A top-down market assessment provides a framework for portfolio risk positioning and sector allocations. Sector allocations are determined based on the sub-adviser’s assessment of risk/return opportunities relative to the Fund’s investment goal. Once this is determined, the sub-adviser looks for companies with sustainable competitive positions, strong management teams and the ability to generate free cash flow.

ESG Exclusions. The sub-adviser has created the following ESG exclusions to seek to screen out investment in corporate issuers with direct involvement in: (i) the production of thermal coal, distribution of thermal coal, sale of thermal coal or use of thermal coal to manufacture other products or services that contribute materially to company revenue in excess of the sub-adviser’s revenue threshold; (ii) the production of tobacco; (iii) the production or sale of controversial military weapons; and (iv) serious human rights violations or severe environmental damage. The sub-adviser seeks to exclude these issuers from the Fund because it believes that these issuers represent business models that are not sustainable over the long-term. The Fund may, however, invest in transition bonds issued by entities that derive revenue from activities in the exclusion list. Transition bonds are debt instruments whose proceeds are exclusively used to finance projects aimed at helping the issuer transition to a more sustainable way of doing business. To factor ESG exclusions into its investment process, the sub-adviser relies on issuer lists and ESG-specific issuer information provided by independent third party ESG data providers which are determined by the internal methodologies and ESG analytics of those providers. The sub-adviser will apply these ESG exclusions to the securities of issuers whose operations or activities are covered by these ESG exclusions.

ESG Metrics. In analyzing ESG metrics to make portfolio decisions, the sub-adviser relies on ESG ratings and other information provided by various independent third party data providers to help construct a portfolio of high ESG quality. The sub-adviser does not score the ESG factors of most potential or existing investments in-house. Instead, the sub-adviser relies upon the assessments of independent third party data providers to score the ESG factors of each issuer, as those E, S or G factors are applicable or relevant to the issuer, to determine its overall ESG rating. The providers’ overall ESG ratings consider, as applicable or relevant, the following factors: environmental assessments (involving issues such as greenhouse gas emissions, resource efficiency, and waste management), social assessments (involving issues such as labor standards, occupational health & safety records, data security and product quality & safety) and/or governance assessments (involving issues such as board structure & quality, executive compensation, anti-competitive practices, and ownership & shareholder rights). When determining an issuer’s overall ESG rating, the providers rate the environmental, social and governance factors of each company and then apply weights to each factor’s score to create an aggregate score. The sub-adviser relies upon this overall ESG rating when constructing the portfolio. This approach seeks to ensure that the portfolio maintains a high level of ESG quality broadly, across ESG factors. These ratings seek to measure the degree to which a company’s economic value is at risk due to ESG factors (e.g., an insurance company that has to cover flood and tornado claims), how well they manage the ESG risks relative to peers, and potential business opportunities arising from ESG factors.

Individual investment selection is generally based on the sub-adviser’s fundamental research process.

The Fund generally seeks to invest in corporate debt securities that would result in a better average ESG rating for those debt securities, in aggregate, than the average ESG rating of the corporate debt securities within the Bloomberg Barclays US Aggregate Bond Index (the Fund’s benchmark index) for which ESG ratings are available. The intended result is a portfolio of high ESG quality and low financial risk stemming from ESG factors. In those cases where ESG metrics are not available for certain types of securities or issuers, these securities may nonetheless be eligible for the Fund should they not be screened out based on the sub-adviser’s ESG exclusions.

Individual investments may be purchased or sold in the event the sub-adviser decides to adjust debt asset class weightings within the portfolio. Decisions to sell are generally based upon the sub-adviser’s belief that the particular investment has achieved its appreciation targets, reached its relative value opportunities, that there have been changes in the fundamentals of the issuer or security and/or another opportunity of greater relative value exists, as well as to adjust debt asset class weightings. Further, the sub-adviser will re-evaluate the available ESG Criteria of portfolio securities periodically to determine which securities should be considered for sale based on whether the portfolio securities continue to meet the ESG Criteria.

Principal Risks

As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down and you could lose money. There is no guarantee that the Fund will achieve its investment goal. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Italicized terms refer to separate Principal Risks that are each defined in the Principal Risks section below.

While the Fund may be subject to various risk exposures at any given time depending on market conditions and other factors impacting holdings and investment strategies, the Fund under normal circumstances is subject to the following principal risks:

● Debt Securities Risk: Debt securities and other debt instruments are subject to many risks, including interest rate risk and credit risk, which may affect their value.

● Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations and might not make interest or principal payments on an instrument when those payments are due (“default”). The risk of a default is higher for debt instruments that are non-investment grade and lower for debt instruments that are of higher quality.

● Interest Rate Risk: The value of debt instruments may fall when interest rates rise. Debt instruments with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt instruments with shorter durations or floating or adjustable interest rates. Interest rates are at historic lows. During periods when interest rates are low or there are negative interest rates, the Fund’s yield (and total return) also may be low and the Fund may experience low or negative returns. Given the historically low interest rate environment in the U.S., risks associated with rising interest rates are heightened. As interest rates rise, the value of fixed income investments will generally decrease.

● ESG Criteria Risk: The sub-adviser’s consideration of ESG Criteria in its investment process could cause the Fund to forgo investment opportunities available to funds not using these criteria and underperform such funds. Further, there can be no assurance that the ESG Criteria utilized by the sub-adviser or any judgment exercised by the sub-adviser will reflect the beliefs or values of any particular investor. An independent third party ESG data provider’s assessment of the financial materiality of ESG factors could be inaccurate, which may have an adverse impact on the Fund’s performance or cause the Fund to hold a security that might be ranked low from an environmental, social or governance perspective based on a methodology or perspective different from another provider’s.

● Active Management Risk: A portfolio manager’s judgments about the potential value or price appreciation of an investment may prove to be incorrect or fail to have the intended results, which could negatively impact the Fund’s performance.

● Foreign Markets Risk: Exposure to a foreign market through investments in foreign issuers (companies or other entities) can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions of that market. These factors can make investments in foreign issuers more volatile and less liquid than U.S. investments. Less stringent regulatory, accounting, and disclosure requirements and general supervision for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries, and can be particularly difficult against foreign governments. In addition, foreign markets can react differently to these conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region.

● Limited or No ESG Metrics Risk: Certain investments in which the Fund seeks to invest may have limited or unavailable ESG metrics. The Fund therefore will rely solely upon the ESG exclusions when seeking to satisfy the ESG Criteria for these investments. This could result in fewer ESG criteria being applied for opportunities for the Fund compared to potential investments where ESG metrics are available or less limited. Further, there may be limited or no availability of ESG metrics in certain asset classes such as mortgage-related securities and asset-backed securities, as well as limited availability of investments with strong ESG assessments in certain asset classes, such as low income focused mortgage-related securities.

● Mortgage-Related and Other Asset-Backed Securities Risk: Mortgage-related and other asset-backed securities are subject to certain risks affecting the housing market or the market for the assets underlying such securities. These securities are also subject to extension risk (the risk that rising interest rates extend the duration of fixed mortgage-related and other asset-backed securities, making them more sensitive to changes in interest rates), interest rate risk (the risk that rising interest rates will cause a decline in the value of a fixed income security), subprime risk (the risk that these securities have exposure to borrowers with lower credit risk, increasing potential default), prepayment risk (when interest rates decline, borrowers may pay off their mortgages sooner than expected which can reduce the Fund’s returns because the Fund may have to reinvest its assets at lower interest rates), call risk (similar to prepayment risk, an issuer may pay its obligations under a security sooner than expected), U.S. government securities risk (securities backed by different U.S. government agencies are subject to varying levels of credit rating risk) and issuer risk (the risk that a private issuer cannot meet its obligations). Each of these risks is described in Mortgage-Related and Other Asset-Backed Securities Risk in the Additional Information About Principal Risks section of the Prospectus.

● U.S. Government Securities Risk: Not all U.S. government securities are backed or guaranteed by the U.S. government and different U.S. government securities are subject to varying degrees of credit risk. There is a risk that the U.S. government will not make timely payments on its debt or provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if those entities are not able to meet their financial obligations.

● LIBOR Transition Risk: Certain investments in which the Fund invests rely in some manner on the London Interbank Offered Rate (“LIBOR”). LIBOR is intended to represent the rate at which contributing banks may obtain short-term borrowings from each other in the London interbank market as determined by the ICE Benchmark Administration (“IBA”). Previously, the Financial Conduct Authority, which regulates financial markets and financial services firms in the United Kingdom, announced that it will no longer compel the banks to continue to submit the daily rates for the calculation of LIBOR after 2021 and warned that LIBOR may cease to be available or appropriate for use beyond 2021. More recently, the IBA announced it will cease publication of U.S. dollar (“USD”) LIBOR for the most common tenors (overnight and one, three, six and twelve months) as of June 30, 2023, and it will cease publication of USD LIBOR for the less commonly used tenors of one week and two months as well as all tenors of non-USD LIBOR as of December 31, 2021.

There remains uncertainty regarding the transition to, and nature of, any selected replacement rates. There is no assurance that the composition or characteristics of any such alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that it will have the same volume or liquidity as did LIBOR prior to its discontinuance or unavailability, which may affect the value or liquidity or return on certain of the Fund’s investments and result in costs incurred in connection with closing out positions that reference LIBOR and entering into new trades referencing alternative rates. The transition process away from LIBOR may result in increased volatility or illiquidity in markets for the Fund’s investments that currently rely on LIBOR as well as a reduction in the value of these investments. The potential risk of reduction in value of these investments may be heightened for those investments that do not include fallback provisions that address the cessation of LIBOR.

Performance

The Fund commenced operations on December 14, 2020 and does not have a full calendar year of performance. Thus, a performance bar chart and table are not included for the Fund. A performance bar chart and table will be included for the Fund once the Fund has a full calendar year of performance, which will provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s returns compare to a broad-based market index.